Derivative Instruments (Schedule Of Gains And Losses On Derivatives Designated As Cash Flow Hedges) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Interest Rate Lock Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") (Effective Portion)		[1]		[1]
(Loss) Gain Reclassified from Accumulated Other Comprehensive Income ("AOCI") into Income (Effective Portion)	(0.1)	[1]	(0.1)	[1]
(Loss) Gain Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)		[1]		[1],[2]
Foreign Currency Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") (Effective Portion)	2.9	[3]	(1.4)	[3]
(Loss) Gain Reclassified from Accumulated Other Comprehensive Income ("AOCI") into Income (Effective Portion)	0.9	[3]	1.4	[3]
(Loss) Gain Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(0.4)	[3]	0	[2],[3]
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") (Effective Portion)	2.9	[3]	(1.4)	[3]
(Loss) Gain Reclassified from Accumulated Other Comprehensive Income ("AOCI") into Income (Effective Portion)	0.8	[3]	1.3	[3]
(Loss) Gain Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ (0.4)	[3]	$ 0	[2],[3]

[1]	Gains and losses on derivatives reclassified from AOCI into income (effective portion) were included in other income, net, in our condensed consolidated statements of income.
[2]	Gains and losses recognized in income for ineffectiveness and amounts excluded from effectiveness testing were included in other income, net, in our condensed consolidated statements of income.
[3]	Gains and losses on derivatives reclassified from AOCI into income (effective portion) were included in contract drilling expense in our condensed consolidated statements of income.